Segment analysis	12 Months Ended
Dec. 31, 2025
Segment analysis
Segment analysis

4.  Segment analysis

The Group’s two operating and reportable segments, Europe and Americas, reflect the basis on which the Group’s performance is reviewed by management and presented to the CODM.

Performance of the Group is assessed based on Adjusted EBITDA. Adjusted EBITDA is the profit or loss for the period before income tax charge or credit, net finance expense or income, depreciation and amortization and exceptional operating items. Sales contracts generally provide for the pass through of metal and energy price fluctuations as well as a mechanism for the recovery of other input cost inflation, while certain contracts have tolling arrangements whereby customers arrange for the procurement of metal themselves. Consequently, the CODM evaluates the financial effects of the business activities of the reportable segments based on Adjusted EBITDA, which includes the net impact of the pass through pricing model operated by the business.

Other items are not allocated to segments, as these are reviewed by the CODM on a group-wide basis. Segmental revenues are derived from sales to external customers. Inter-segmental revenue is not material.

Reconciliation of profit/(loss) for the year to Adjusted EBITDA

	Year ended December 31,
	2025	2024	2023
	$’m	$’m	$’m
Profit/(loss) for the year	11	(3)	(50)
Income tax (credit)/charge (note 7)	(7)	13	(21)
Net finance expense (note 6)	240	192	147
Depreciation and amortization (notes 10, 11)	463	449	418
Exceptional operating items (note 5)	32	21	106
Adjusted EBITDA	739	672	600

The segment results for the year ended December 31, 2025 are:

	Europe	Americas	Total
	$’m	$’m	$’m
Revenue	2,307	3,190	5,497
Adjusted EBITDA	272	467	739
Capital expenditure	96	88	184
Segment assets	2,740	2,939	5,679

The segment results for the year ended December 31, 2024 are:

	Europe	Americas	Total
	$’m	$’m	$’m
Revenue	2,161	2,747	4,908
Adjusted EBITDA	257	415	672
Capital expenditure	76	103	179
Segment assets	2,589	2,873	5,462

The segment results for the year ended December 31, 2023 are:

	Europe	Americas	Total
	$’m	$’m	$’m
Revenue	2,030	2,782	4,812
Adjusted EBITDA	211	389	600
Capital expenditure	155	223	378
Segment assets	2,648	3,021	5,669

One customer accounted for greater than 10% of total revenue in 2025 (2024: one; 2023: one).

Capital expenditure is the sum of purchases of property, plant and equipment and software and other intangibles, net of proceeds from disposal of property, plant and equipment, as per the consolidated statement of cash flows.

Segment assets consist of intangible assets, property, plant and equipment, derivative financial instrument assets, deferred tax assets, employee benefit assets, other non-current assets, inventories, trade and other receivables, contract assets, income tax receivable and cash, cash equivalents, and restricted cash. The material accounting policies of the segments are the same as those in the consolidated financial statements of the Group as set out in note 3.

Total revenue from the Group in countries which account for more than 10% of total revenue, in the current or prior years presented, are as follows:

	Year ended December 31,
	2025	2024	2023
Revenue	$’m	$’m	$’m
U.S.	2,552	2,122	2,307
UK	551	509	495

The revenue above is attributed to countries on a destination basis.

Non-current assets, excluding derivative financial instrument assets, deferred tax assets, employee benefit assets and goodwill arising on acquisitions in countries which account for more than 10% of non-current assets are the U.S. 45% (2024: 47%), Brazil 17% (2024: 17%) and Germany 14% (2024: 13%).

The Company is domiciled in Luxembourg. During the year the Group had revenues of $nil (2024: $nil, 2023: $nil) with customers in Luxembourg. Non-current assets located in Luxembourg were $nil (2024: $nil).

Within each reportable segment our respective packaging containers have similar production processes and classes of customers. Further, they have similar economic characteristics, as evidenced by similar profit margins, similar degrees of risk and similar opportunities for growth. Based on the foregoing, we do not consider that they constitute separate product lines and therefore additional disclosures relating to product lines is not necessary.

Disaggregation of revenue

The following illustrates the disaggregation of revenue by destination for the year ended December 31, 2025:

		North	Rest of the
	Europe	America	world	Total
	$'m	$'m	$'m	$'m
Europe	2,275	7	25	2,307
Americas	–	2,707	483	3,190
Group	2,275	2,714	508	5,497

The following illustrates the disaggregation of revenue by destination for the year ended December 31, 2024:

		North	Rest of the
	Europe	America	world	Total
	$'m	$'m	$'m	$'m
Europe	2,134	3	24	2,161
Americas	–	2,295	452	2,747
Group	2,134	2,298	476	4,908

The following illustrates the disaggregation of revenue by destination for the year ended December 31, 2023:

		North	Rest of the
	Europe	America	world	Total
	$'m	$'m	$'m	$'m
Europe	2,010	7	13	2,030
Americas	–	2,311	471	2,782
Group	2,010	2,318	484	4,812

The following illustrates the disaggregation of revenue based on the timing of transfer of goods and services:

	Year ended December 31,
	2025	2024	2023
	$’m	$’m	$’m
Over time	4,367	3,876	3,831
Point in time	1,130	1,032	981
Total	5,497	4,908	4,812